Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000.00
Previously Paid Amount	153.10
Total Fee Amount	103,590.00
Total Offset Amount	0.00
Net Fee	$ 103,436.90